Share-Based Compensation, Turning Point Share Incentive Plans (Details) - Turning Point [Member] - shares	Dec. 31, 2019	Apr. 28, 2016
2015 Plan [Member]
Share-Based Compensation [Abstract]
Number of shares available for grant (in shares)	569,513
2015 Plan [Member] | Restricted Stock [Member]
Share-Based Compensation [Abstract]
Number of awards granted (in shares)	16,159
2015 Plan [Member] | Performance-Based Restricted Stock Units [Member]
Share-Based Compensation [Abstract]
Number of awards granted (in shares)	355,258
2015 Plan [Member] | Stock Options [Member]
Share-Based Compensation [Abstract]
Number of awards granted (in shares)	459,070
2015 Plan [Member] | Voting Common Stock [Member]
Share-Based Compensation [Abstract]
Number of shares authorized for issuance (in shares)		1,400,000
2006 Plan [Member]
Share-Based Compensation [Abstract]
Number of shares available for grant (in shares)	0